Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OAK ASSOCIATES FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
LIVE OAK HEALTH SCIENCES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LIVE OAK HEALTH SCIENCES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	one year from the date of this Prospectus
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences. These “health science” companies include pharmaceutical firms, designers and manufacturers of medical equipment and supplies, operators of hospitals, other health-care services, and biotechnological researchers and developers. The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies doing business in the health science industry, but will regularly invest in health science companies well in excess of this amount. The Fund invests primarily in common stocks of U.S. companies, but may, to a lesser extent, invest in common stocks of foreign companies and American Depositary Receipts (“ADRs”) that meet the investment criteria of the Fund, as further described below.

The Adviser identifies what it believes to be the most attractive areas within health science and then narrows its search to individual stocks, paying particular attention to companies who are well-positioned to take advantage of technological advances, innovative changes and demographic trends affecting the health science industry. The Adviser’s stock selection process is based on a quantitative and qualitative analysis of individual companies’ fundamentals such as valuation, earnings growth potential, competitive advantages and the quality of corporate management. The Fund generally invests in large and medium capitalization companies, but can invest in companies of any size.

The Adviser invests with a long-term focus and seeks to keep the Fund’s portfolio turnover to a minimum relative to its peers. The Adviser may sell a security if the reason for its original purchase changes or when it believes better opportunities are available.

		The Fund has adopted a policy that it will invest at least 80% of its net assets, under normal circumstances, in equity securities of health sciences companies, as determined by the Adviser. This policy may be changed by the Fund upon 60 days’ notice to shareholders.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in companies doing business in the health science industry, but will regularly invest in health science companies well in excess of this amount.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Concentration Risk: Because the Fund may invest a significant portion of its assets in securities issued by health science companies, the Fund is subject to legislative or regulatory changes, including governmental approval of certain products or services and changes in government policies towards parts of the health science industry, adverse market conditions and/or increased competition affecting this industry, and the risk of product liabilty and/or malpractice lawsuits. The prices of health science companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market, and rapid technological change and obsolescence of products. Some health science companies may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

Foreign Securities Risk: The risk that investing in securities of foreign (non-U.S.) companies may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk: The risk that a strategy used by the Adviser may fail to produce the intended results.

Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Mid Cap Risk: Mid cap risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

		Small Cap Risk: Small cap companies may be more vulnerable than large cap and mid cap companies to adverse business or economic developments. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.oakfunds.com or by calling 1-888-462-5386.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-462-5386
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oakfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the Fund’s performance from calendar year to calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
BEST QUARTER	WORST QUARTER
15.05%	-16.15%
06/30/2009	12/31/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	This table compares the Fund’s average annual total returns for the periods ended December 31, 2014 to those of the S&P 500 Health Care Index.
LIVE OAK HEALTH SCIENCES FUND | LIVE OAK HEALTH SCIENCES FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.74%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,362
2005	rr_AnnualReturn2005	17.32%
2006	rr_AnnualReturn2006	(9.34%)
2007	rr_AnnualReturn2007	10.12%
2008	rr_AnnualReturn2008	(23.64%)
2009	rr_AnnualReturn2009	36.62%
2010	rr_AnnualReturn2010	9.41%
2011	rr_AnnualReturn2011	10.07%
2012	rr_AnnualReturn2012	13.65%
2013	rr_AnnualReturn2013	38.84%
2014	rr_AnnualReturn2014	19.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.15%)
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	17.92%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Since Inception	rr_AverageAnnualReturnSinceInception	8.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001
LIVE OAK HEALTH SCIENCES FUND | Fund Returns After Taxes on Distributions | LIVE OAK HEALTH SCIENCES FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.13%	[3]
5 Years	rr_AverageAnnualReturnYear05	16.61%	[3]
10 Years	rr_AverageAnnualReturnYear10	10.12%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001	[3]
LIVE OAK HEALTH SCIENCES FUND | Fund Returns After Taxes on Distributions and Sale of Fund Shares | LIVE OAK HEALTH SCIENCES FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.52%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.92%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2001	[3]
LIVE OAK HEALTH SCIENCES FUND | S&P 500 Health Care Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.34%
5 Years	rr_AverageAnnualReturnYear05	19.38%
10 Years	rr_AverageAnnualReturnYear10	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2001

[1]	The Adviser has contractually agreed for a period of one year from the date of this Prospectus to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.
[2]	The Fund's inception date is 6/29/01. Index returns provided from 6/30/01.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.